Average Market Price of Common Stock and the Incremental Shares that were Dilutive or Potentially Dilutive (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Average market price of Real Industry common stock	$ 9.58	$ 8.57	$ 3.56
Potentially dilutive common stock equivalents:
Total potentially dilutive common stock equivalents	999,035	856,016	82,334
Unvested Restricted Common Stock
Potentially dilutive common stock equivalents:
Total potentially dilutive common stock equivalents	47,135	252,313	80,913
Common Stock Options
Potentially dilutive common stock equivalents:
Total potentially dilutive common stock equivalents	418,544	302,260	1,421
Warrants
Potentially dilutive common stock equivalents:
Total potentially dilutive common stock equivalents	533,356	301,443